Financial Risk Management - Additional Information (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Financial investments at fair value through profit or loss
Basis points change in interest rates	100.00%
Increase (decrease) in profit or loss	€ 907,000	€ 834,000
Capital commitments			€ 0
Percentage Of Increase Decrease In Warrant Price	1.00%
Warrants [member]
Financial investments at fair value through profit or loss
Adjustments for increase (decrease) in derivative financial liabilities	€ 9,000		31,000
Other price risk [member]
Financial investments at fair value through profit or loss
Financial investments at fair value through profit or loss	€ 869,000		€ 2,168,000